Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Contractual commitments to acquire property, plant and equipment	¥ 62,027	¥ 2,626
Carrying amount of property, plant and equipment with restrictions on title	¥ 25,549	¥ 6,149